Share Capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Issued and outstanding common shares
Issued common shares (in shares)	672.4	702.0	711.6
Common shares in Share Trusts (in shares)	(1.4)	(1.1)	(1.3)
Outstanding common shares (in shares)	671.0	700.9	710.3